[Graphic omitted]

STEIN ROE ADVISOR
YOUNG INVESTOR(SM)
 FUND

ANNUAL REPORT - SEPTEMBER 30, 1998
THE INVESTMENT THAT'S ALSO AN EDUCATION

FUND HIGHLIGHTS

From inception through September 30, 1998, the Fund's Class A shares posted a total return of 22.12 percent.1 The Fund also earned a place on Money magazine's 1998 list of the Top 100 mutual funds. And our Dollar Digest newsletter recently earned the Mutual Fund Education Alliance's top award -- the Star Award for outstanding shareholder newsletter. Just as important, we believe the Fund is fulfilling its mission of helping to educate investors -- especially younger investors -- about personal finance and investing.

TABLE OF CONTENTS
              To Our Shareholders .......................... 1
              Portfolio Manager Commentary ............... 2-4
              Portfolio of Investments.................... 5-8
              Financial Statements ...................... 8-11
              Notes to Financial Statements ............ 11-13
              Financial Highlights ..................... 13-14
              Report of Independent Public Accountants .... 14
              Activity Pages
                 ages three to five .................... 15-16
                 ages six to eight ..................... 17-18
                 ages nine to 12 ....................... 19-20
              Dollar Digest ................ see end of report
              Young Investor Essay Contest ..... see next page

(1) The historical performance of Class A shares for the period prior to 1/26/98, is based on the performance of SR&F Growth Investor Portfolio, restated to reflect the sales charges, 12b-1 fees and other expenses applicable to that class as set forth in the prospectus under "Fee Table," without giving effect to any fee waivers described therein and assuming reinvestment of dividends and capital gains. Inception date for performance purposes is 4/29/94. Stein Roe Advisor Young Investor Fund is not ranked by Lipper Analytical Services. The Adviser currently limits expenses on Class A shares to 1.65% of average net assets. Absent this limit, total return would have been lower.

                             ---------------------------
                             Not FDIC  May Lose Value
                              Insured  No Bank Guarantee
                             ---------------------------

TO OUR SHAREHOLDERS

[Photo of Thomas W. Butch]

DEAR INVESTOR,

The Stein Roe Advisor Young Investor Fund was created in April 1994 based on the belief that a competitive long-term investment could be used to help individuals learn more about investing. Four and a half years later, this belief has become an industry success story. From inception through September 30, 1998, the Fund's Class A shares posted a total return of 22.12 percent, based on net asset value. The Fund also earned a place on Money magazine's 1998 list of the Top 100 mutual funds. And our Dollar Digest newsletter recently earned the Mutual Fund Education Alliance's top award -- the Star Award for outstanding shareholder newsletter. Just as important, we believe the Fund is fulfilling its mission of helping to educate investors -- especially younger investors -- about personal finance and investing.

On the following pages you will find your Fund's annual report. This report covers the 12 months ended September 30, 1998 -- a year of significant change. For the first 10 months, stock market activity was positive and was supported by low inflation and a stable, growing U.S. economy. Through its high point on July 17 the equity market was up 25.54 percent for the year-to-date as measured by the S&P 500 Index. By the end of August, however, troubles in other countries created an uncertain environment in the United States, which caused equity markets to lose all of their gains. In fact, at the end of September, the equity markets were at about the same point they were twelve months before.

While market declines are unpleasant (and at the time of this writing in late October, the markets have rallied a good bit), they are normal. The stock market does not always go up over short periods of time. But it has historically gone up over the long term. According to Ibbotson Associates,+ growth investors have not lost money in any 15-year period of the stock market's existence, as represented by the S&P 500 Index.* That's why we believe it's so important to keep a long-term perspective and to remain invested during the market's ups and downs.

We hope this report helps you to better understand Young Investor Fund's performance. Please call us at 1-800-426-3750 with any comments or suggestions.

    Sincerely,

/s/ Thomas W. Butch

    Thomas W. Butch
    President
    October 27, 1998

+ Used with permission. (c)1997 Ibbotson Associates, Inc. All rights reserved.
  [Certain portions of this work were derived from copyrighted works of Roger
  G. Ibbotson and Rex Sinquefield].
* The S&P 500 Index is an unmanaged group of stocks that is not associated with any Stein Roe Fund. It is not available for direct investment.

  Because market conditions change frequently, there can be no assurances that the trends described in this report will continue.

PORTFOLIO MANAGER COMMENTARY

Q.  HOW DID THE FUND PERFORM?

A. For the year ended September 30, 1998, Stein Roe Advisor Young Investor Fund had a negative total return of 0.88 percent for Class A shares. The Lipper growth fund peer group average had a negative return of 1.44 percent.

Q.  WHAT AFFECTED THE FUND'S PERFORMANCE?

A. We invest a portion of the portfolio's assets in what we believe are strong small- and mid-sized companies, while holding a core position in large-capitalization, high-quality growth stocks. This has been an effective long-term strategy for the Fund since its inception. However, at certain points during this past fiscal year, our holdings of small- and mid-cap stocks hurt performance because investors favored large company stocks. For example, in the most recent quarter ended September 30, 1998, the S&P 500 Index, which represents the performance of large companies, lost 9.92 percent, while the small-cap index, the S&P 600, lost over twice that --
    20.90 percent. A mid-cap index, the S&P 400, lost 14.25 percent. Nonetheless, we continue to believe that small- and mid-sized growth companies have strong growth potential over the long term.

Q.  DID THE ECONOMY IMPACT THE FUND'S PERFORMANCE?

A. Yes. Some areas were negatively affected. Investments in the energy sector hurt performance as oil and gas prices dropped due to slowing global economic activity. Investments in the financial services sector doing business with countries affected by the global turmoil also underperformed.

Q.  WHAT STOCKS PERFORMED WELL?

A. Two holdings that returned solid performance were Intel, the leading manufacturer of computer microprocessors, and Clear Channel Communications, a rapidly growing media company (each represented 1.8 percent of total net assets). These companies are benefiting from consistent growth based on continued strong demand for their products.

    THE MARKET CAPITALIZATION OF A CORPORATION IS DETERMINED BY MULTIPLYING THE MARKET PRICE OF ITS STOCK BY THE NUMBER OF SHARES OUTSTANDING. BASED ON THIS VALUE, COMPANIES QUALIFY FOR DIFFERENT LEVELS OF CAPITALIZATION AND CAN FIT INTO THREE DIFFERENT CATEGORIES: SMALL CAP, MID CAP OR LARGE CAP. LARGE-CAP COMPANIES OFTEN ARE CONSIDERED TO HAVE THE GREATEST ELEMENT OF SAFETY. SMALL-CAP COMPANIES MAY BE LOCAL, OR EXTREMELY SPECIALIZED, AND THEREFORE MAY BE CONSIDERED RISKIER.


    The Top Ten Equity Holdings
    (as a % of total net assets)
    -------------------------------------------------------
    1.   Cisco Systems                                 2.7%
    -------------------------------------------------------
    2.   Microsoft                                     2.2
    -------------------------------------------------------
    3.   Outdoor Systems                               2.2
    -------------------------------------------------------
    4.   MCI WorldCom                                  2.1
    -------------------------------------------------------
    5.   Freddie Mac                                   2.1
    -------------------------------------------------------
    6.   American Tower                                2.0
    -------------------------------------------------------
    7.   Fannie Mae                                    2.0
    -------------------------------------------------------
    8.   Paychex                                       2.0
    -------------------------------------------------------
    9.   Johnson & Johnson                             1.9
    -------------------------------------------------------
   10.   Household International                       1.9
    -------------------------------------------------------

    Holdings are as of September 30, 1998, and are disclosed as a percentage of SR&F Growth Investor Portfolio's total net assets. Because the Portfolio is actively managed, portfolio composition will change as market conditions change.

ECONOMIC SECTOR BREAKDOWN OF THE FUND

               Basic Materials               3%
               Energy                        1%
               Industrial                    5%
               Technology                   24%
               Utilities                     8%
               Financial                    18%
               Consumer Cyclical            20%
               Consumer Noncyclical         21%

    Sectors were calculated as a percentage of total equity holdings of SR&F Growth Investor Portfolio. Because the Portfolio is actively managed, there can be no guarantee the Portfolio will continue to invest in these sectors in the future. Industry sectors are based on Stein Roe & Farnham's defined criteria used in the investment process.

    THE OVERALL MARKET CAN BE BROKEN DOWN INTO SECTORS; GROUPINGS WITH SIMILAR CHARACTERISTICS. BY KNOWING WHAT SECTORS A FUND IS INVESTED IN, YOU CAN JUDGE ITS PERFORMANCE BASED UPON WHAT YOU KNOW ABOUT THESE SECTORS. IT ALSO HELPS YOU AVOID OWNING TWO FUNDS THAT INVEST IN THE SAME WAY.

Q.  DO YOU EVER SELL STOCKS WHEN MARKET CONDITIONS DETERIORATE?

A. Not necessarily. Generally speaking, sales are made when business fundamentals disappoint us. For example, we sold Analog Devices when the analog business started to slow down. We also sold Tupperware because sales in their international divisions were suffering due to global recession.

Q.  WHAT ARE SOME NEW PURCHASES?

A. We bought American Home Products (1.8 percent of total net assets), which makes products for the health care industry, and the stock has already delivered good performance. Another new purchase was WorldCom, a leading telecommunications company with good growth characteristics. This company performed well based on its growth prospects from a merger with MCI Communications, a provider of long distance services. The company is now called MCI WorldCom (2.1 percent of total net assets).

Q.  WHAT DO YOU EXPECT GOING FORWARD?

A. We believe the stock market will continue to be volatile until there is confirmation that the economic problems in emerging markets have reached a bottom. We do not foresee a repeat of the 30 percent annual returns achieved by the U.S. equity markets between 1995 and 1997, but we do believe stocks will continue to outperform cash and fixed income investments over the long term. We have been finding attractive purchases in small- and mid-sized companies. Stocks of companies in these categories have underperformed larger-company stocks over the past two years and are at price levels that could support strong performance going forward.

AVERAGE ANNUAL
TOTAL RETURNS
(AS OF 9/30/98 CLASS A SHARES)
                                               1           Life of the
                                              Year        Fund (4/29/94)
------------------------------------------------------------------------
Stein Roe Advisor
Young Investor Fund at NAV                   (0.88)%          22.12%
------------------------------------------------------------------------
with CDSC                                    (2.88)%          22.12%
------------------------------------------------------------------------
Lipper Growth Fund
Peer Group Average                           (1.44)%          16.52%
------------------------------------------------------------------------

The Fund commenced operations on 2/14/97, but until 1/26/98 offered only the shares that are now designated Class K shares. The Adviser currently limits expenses on Class A and Class K shares to 1.65% and 1.50% of average net assets, respectively. Absent these limits, total returns would be less. The historical performance of Class K shares for the period prior to 2/14/97 and the historical performance of Class A shares for the period prior to 1/26/98 are based on the performance of SR&F Growth Investor Portfolio, restated to reflect the sales charges, 12b-1 fees and other expenses applicable to each class as set forth in the "Fee Table," without giving effect to any fee waivers described therein and assuming reinvestment of dividends and capital gains. Inception date for performance purposes is 4/29/94.

CREATED BY THE STANDARD & POOR'S CORPORATION IN 1923, THE S&P 500 INDEX IS MADE UP OF 500 STOCKS IN DIFFERENT ECONOMIC CATEGORIES, INCLUDING INDUSTRIAL, FINANCIAL, UTILITY AND TRANSPORTATION. AS THE ECONOMY CHANGES OVER TIME, THE NUMBER OF STOCKS IN EACH CATEGORY ALSO CHANGES.

GROWTH OF $10,000 SINCE INCEPTION
ON 4/29/94

                         CLASS A SHARES            S&P 500 INDEX
----------------------------------------------------------------
 4/29/94                     $10,000.00               $10,000
 5/31/94                      10,037.40                10,163
 6/30/94                       9,695.06                 9,915
 7/29/94                       9,852.63                10,240
 8/30/94                      10,289.50                10,659
 9/30/94                      10,227.00                10,399
10/31/94                      10,643.80                10,632
11/30/94                      10,431.50                10,245
12/30/94                      10,717.10                10,397
 1/31/95                      10,754.50                10,666
 2/28/95                      11,003.20                11,081
 3/31/95                      11,382.20                11,408
 4/28/95                      11,510.10                11,744
 5/31/95                      11,697.80                12,212
 6/30/95                      12,678.70                12,495
 7/31/95                      13,438.20                12,910
 8/31/95                      13,605.30                12,942
 9/29/95                      14,334.40                13,488
10/31/95                      14,039.80                13,440
11/30/95                      14,838.40                14,029
12/29/95                      14,936.30                14,299
 1/31/96                      15,515.40                14,785
 2/29/96                      15,719.90                14,923
 3/29/96                      16,371.90                15,066
 4/30/96                      17,470.50                15,288
 5/31/96                      18,308.70                15,682
 6/28/96                      18,658.10                15,742
 7/31/96                      17,415.70                15,047
 8/30/96                      18,191.00                15,364
 9/30/96                      19,371.10                16,228
10/31/96                      19,636.30                16,676
11/29/96                      20,400.30                17,935
12/31/96                      20,117.60                17,580
 1/31/97                      21,047.70                18,678
 2/28/97                      20,494.70                18,824
 3/31/97                      19,125.10                18,052
 4/30/97                      19,979.70                19,129
 5/30/97                      21,521.40                20,299
 6/30/97                      22,546.60                21,201
 7/31/97                      24,108.00                22,887
 8/31/97                      23,275.70                21,606
 9/30/97                      24,407.20                22,789
10/31/97                      23,693.20                22,029
11/30/97                      24,277.10                23,048
12/31/97                      25,330.00                23,443
 1/30/98                      25,598.80                23,702
 2/27/98                      27,282.70                25,411
 3/31/98                      28,114.00                26,711
 4/30/98                      28,348.40                26,984
 5/31/98                      27,389.30                26,521
 6/30/98                      28,923.90                27,598
 7/31/98                      27,964.80                27,306
 8/31/98                      22,870.60                23,361
 9/30/98                      24,192.10                24,859


Illustration is based on a hypothetical $10,000 investment in the Fund. A $10,000 investment in Class K shares made on 4/29/94 (inception), at net asset value, would have grown to $24,192 on 9/30/98. All results shown assume reinvestment of dividends and capital gains. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate, resulting in a gain or loss on sale. The S&P 500 Index is an unmanaged group of stocks that differs from the composition of Growth Investor Portfolio. It is not possible to invest directly in an index. Lipper Analytical Services, Inc. Lipper rankings are based on the Lipper Growth Fund Category. The Fund's Class K-share ranking is in the third quartile for the one-year period (ranked 504th out of 934 funds). Rankings do not include any sales charges. Performance for different share classes will vary with fees associated with each class.

SR&F GROWTH INVESTOR PORTFOLIO*

Portfolio of Investments at September 30, 1998
(Dollar amounts in thousands)
                                                      Number           Market
EQUITY SECURITIES (90.6%)                          of Shares            Value
-----------------------------------------------------------------------------
AUTOMOBILES/VEHICLES (1.1%)
Volvo ADRs
   (Manufactures cars, trucks,
   buses, marine engines and
   aerospace equipment)                              320,000        $   7,720

BANKS (1.1%)
Texas Regional Bancshares, class A
   (Commercial bank operating in
   the Rio Grande Valley of Texas)                   350,000            7,919

COMMERCIAL SERVICES (2.0%)
Paychex
   (Provides computerized payroll
   accounting services to businesses)                280,000           14,438

COMPUTER SOFTWARE AND SERVICES (8.2%)
Cambridge Technology
Partners (a)
   (Designs, develops, and
   deploys client/server and
   Internet applications)                            225,000            5,020
Cisco Systems (a)
   (Produces, markets and supports
   multiprotocol internetworking
   systems)                                          316,500           19,563
Comdisco
   (Provides technology solutions
   that help organizations reduce
   technology cost and risk)                         590,000            8,039
Microsoft (a)
   (Manufactures software products)                  145,000           15,959
Transaction Systems Architects (a)
   (Develops, markets and supports a
   broad line of software products
   and services)                                     300,000           10,650
                                                                    ---------
                                                                       59,231

*Stein Roe Advisor Young Investor Fund invests all of its assets in the SR&F
 Growth Investor Portfolio.

CONSUMER PRODUCTS (2.3%)
Gillette
   (Manufacturers and markets shaving
   and personal-care products)                       200,000            7,650
Procter & Gamble
   (Produces personal-care products,
   pharmaceuticals, food and beverages)              125,000            8,867
                                                                    ---------
                                                                       16,517

DIAMONDS/PRECIOUS STONES (0.7%)
De Beers Consolidated Mines
    (Holding company for exploration,
   trade and production of diamonds)                 400,000            5,025

DISTRIBUTION - RETAIL (4.5%)
Hasbro
   (Manufactures and sells children's toys)          320,000            9,440
Mattel
   (Designs, manufactures and
   markets children's toys)                          350,000            9,800
Walgreen Co.
      (Large retail drugstore chain)                 300,000           13,219
                                                                    ---------
                                                                       32,459

ELECTRICAL EQUIPMENT (5.5%)
General Electric
   (Appliances, broadcasting,
   communications and transportation)                130,000           10,343
Intel
   (Produces and sells microcomputer
   components and related products)                  150,000           12,862
Maxim Integrated Products (a)
   (Develops, manufactures and markets
   integrated circuits)                              300,000            8,363
Motorola
      (Producer of electronic and
      telecommunications equipment)                  200,000            8,538
                                                                    ---------
                                                                       40,106

ELECTRICAL GENERATION (1.7%)
AES
   (Provider of electricity to U.S.
    and international customers)                     325,000           12,045

ENTERTAINMENT (3.4%)
Cedar Fair L.P.
   (Owns and operates amusement
   theme parks)                                      315,000            7,718
News Corporation Limited ADRs
   (Production and distribution of
   motion pictures)                                  350,000            7,831
Walt Disney
      (Operates theme parks and resorts,
      and produces motion pictures)                  370,000            9,366
                                                                    ---------
                                                                       24,915

FINANCIAL INSTITUTIONS (6.0%)
Fannie Mae
   (Purchases mortgages and issues
   guaranteed mortgage-backed
   securities)                                       225,000           14,456
Freddie Mac
   (Purchases mortgages from lenders
   and resells in pools or packages)                 300,000           14,831
Household International
   (Provides financial and
   banking services)                                 375,000           14,063
                                                                    ---------
                                                                       43,350

FINANCIAL SERVICES (5.3%)
Alliance Capital Management L.P.
    (Provides investment services to
    pension funds, endowments,
    insurance companies, banks and
   individual investors)                             350,000            8,072
American Express
   (Provides a variety of diversified
   travel and financial services)                    125,000            9,703
Heller Financial (a)
   (Provides financial products
   and services)                                     450,000           10,800
Travelers Group
   (Provides investment, consumer
   finance and insurance services)                   250,000            9,375
                                                                    ---------
                                                                       37,950

FOOD AND BEVERAGE (7.5%)
 Coca-Cola
   (Producer and distributor
   of soft drink products)                           175,000           10,084
Groupe Danone ADRs
   (Produces packaged foods
   and beverages)                                    240,000           12,555
Kellogg
   (Producer of cereal and
   specialty foods)                                  250,000            8,234
Quaker Oats
   (Markets foods & beverages
   internationally)                                  175,000           10,325
Wm. Wrigley Jr.
   (Manufacturers of chewing gum)                    175,000           13,289
                                                                    ---------
                                                                       54,487

HEALTH CARE (4.3%)
American Home Products
   (Discovers, develops, manufactures,
   distributes and sells  health
   care products)                                    250,000           13,094
Johnson & Johnson
   (Manufactures and markets a
   broad range of health care
   and other products)                               180,000           14,085
Orthodontic Centers of America (a)
   (Provides management and
   consulting services to
   orthodontic practices)                            250,000            4,172
                                                                    ---------
                                                                       31,351

INSURANCE (2.7%)
CMAC Investment Corp.
   (Provides private mortgage
   insurance coverage)                               150,000            6,525
HCC Insurance Holdings
   (Underwrites property and
   casualty insurance)                               400,000            7,750
MGIC Investment Corp.
   (Provides private mortgage
   insurance coverage)                               150,000            5,531
                                                                    ---------
                                                                       19,806
LEISURE PRODUCTS (0.5%)
Callaway Golf
   (Produces and markets golf clubs)                 350,000            3,784

MACHINERY (1.5%)
McDermott International
   (Manufacturer of steam generating
   and environmental machinery)                      400,000           10,775

MEDICAL - PHARMACEUTICAL (4.9%)
Eli Lilly & Company
   (Creates and delivers pharmaceutical-
   based health care solutions)                      150,000           11,747
Pfizer
   (Researches and provides global
   health care products)                             125,000           13,242
Watson Pharmaceuticals (a)
   (Develops, produces, markets and
   distributes pharmaceutical products)              200,000           10,150
                                                                    ---------
                                                                       35,139

MEDICAL - INSTRUMENTS (1.7%)
Medtronic
   (Manufactures various cardiovascular
   medical instruments)                              210,000           12,154

OIL - EXPLORATION AND PRODUCTION (1.0%)
R & B Falcon (a)
   (Operates marine drilling rigs for the
   international oil and gas industry)               600,000            7,200

PUBLISHING, BROADCASTING AND MEDIA (7.1%)
Clear Channel Communications (a)
   (Owns, operates and manages
   radio and television stations)                    280,000           13,300
Heftel Broadcasting, class A (a)
   (Spanish language radio
   broadcasting company)                             300,000           11,325
Outdoor Systems (a)
   (Provides outdoor advertising
   mediums)                                          800,000           15,600
Petersen Companies (a)
   (Publishes special-interest
   magazines and provides
   television programming)                           400,000           11,400
                                                                    ---------
                                                                       51,625

RESTAURANT/HOTEL (1.7%)
McDonald's
   (Develops, licenses, leases and
   services a worldwide system
   of restaurants)                                   205,000           12,236

SPECIALTY CHEMICALS (1.7%)
Minerals Technologies
   (Develops, produces and markets
   specialty minerals, mineral-based
   and synthetic mineral products)                   270,000           11,897

TELECOMMUNICATIONS (13.2%)
ADC Telecommunications (a)
   (Designs, manufactures and markets
   a variety of transmission and
   networking systems)                               350,000            7,394
American Tower, class A (a)
   (Operator of wireless
   telecommunication sites)                          570,000           14,535
Frontier
   (Offers integrated communications
   services for business and
   residential customers)                            400,000           10,950
Intermedia Communications (a)
   (Provides telecommunications
   solutions for business and
   government customers)                             250,000            6,141
Loral Space & Communications (a)
   (High technology company
   concentrated on satellite
   manufacturing and satellite-based
   communication services)                           400,000            5,900
Lucent Technologies
   (Produces public and private networks,
   communication systems and software)               180,000           12,431
MCI WorldCom (a)
   (Provides facilities-based and fully
   integrated local, long distance,
   international and Internet services)              305,000           14,907
Qwest Communications International (a)
   (Provides communication services to
   interexchange carriers, businesses
   and consumers)                                    291,525            9,128
Tellabs (a)
   (Designs, assembles, markets and
   services voice and data
   networking products)                              250,000            9,953
Uniphase (a)
   (Designs, develops and markets
   fiber optic communications equipment)             100,000            4,100
                                                                    ---------
                                                                       95,439

TRAVEL SERVICES (1.0%)
Sabre Group Holdings (a)
   (Provider of a travel reservation system)         250,000            7,500
                                                                    ---------

TOTAL EQUITY SECURITIES
   (Cost $582,424)                                                    655,068
                                                                    ---------

SHORT-TERM                                        Principal
OBLIGATIONS (10.1%)                                  Amount
------------------------------------------------------------------------------
COMMERCIAL PAPER (10.1%)
Associates Corp. of
   North America 5.75% 10/1/98                     $  35,775           35,775
Asset Securitization
   Cooperative 5.55% 10/1/98                          27,000           27,000
Enron 5.88% 10/1/98                                   10,000           10,000
                                                                    ---------

TOTAL SHORT-TERM OBLIGATIONS
(Cost $72,775)                                                         72,775
                                                                    ---------

TOTAL INVESTMENTS (100.7%)
(Cost $655,199) (b)                                                   727,843

OTHER ASSETS, LESS LIABILITIES (-0.7%)                                 (5,173)
                                                                    ---------

Total Net Assets (100.0%)                                           $ 722,670
                                                                    =========

Notes to Portfolio of Investments
-----------------------------------------------------------------------------

(a) Non-income producing security.
(b) At September 30, 1998, the cost of investments for federal income tax purposes was $655,197. Net unrealized appreciation was $72,646, consisting of gross unrealized appreciation of $137,622 and gross unrealized depreciation of $64,976.

   See accompanying Notes to Financial Statements.

STEIN ROE ADVISOR YOUNG INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998
(ALL AMOUNTS IN THOUSANDS, EXCEPT PER-SHARE DATA)

ASSETS
Investment in SR&F Growth Investor
   Portfolio, at value                                              $  36,603
Receivable for fund shares sold                                           654
Cash                                                                       22
Other assets                                                                5
                                                                    ---------
   Total assets                                                        37,284
                                                                    ---------

LIABILITIES
Payable to investment adviser                                              40
Payable for fund shares redeemed                                            9
Payable to transfer agent                                                   7
Payable to distributor                                                      7
Other liabilities                                                          47
                                                                    ---------
   Total liabilities                                                      110
                                                                    ---------
   Net assets                                                       $  37,174
                                                                    =========

ANALYSIS OF NET ASSETS
Paid-in capital                                                     $  42,285
Net unrealized appreciation on investments                                427
Undistributed net investment income                                      --
Accumulated net realized loss on investments                           (5,538)
                                                                    ---------
   Net assets                                                       $  37,174
                                                                    =========

CLASS A
Net asset value per share
(based on net assets of $36,843 and
3,245 shares issued and outstanding)                                $   11.35
                                                                    =========

CLASS K
Net asset value per share
(based on net assets of $331 and
29 shares issued and outstanding)                                   $   11.41
                                                                    =========

See accompanying Notes to Financial Statements.

STEIN ROE ADVISOR YOUNG INVESTOR FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1998
(ALL AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
Dividend income allocated
   from SR&F Growth Investor Portfolio                              $      96
Interest income allocated from
   SR&F Growth Investor Portfolio                                          54
                                                                    ---------
   Total interest income                                                  150
                                                                    ---------

EXPENSES
Expenses allocated from
   SR&F Growth Investor Portfolio                                          81
12b-1 distribution and service fees                                        40
SEC and state registration fees                                            33
Transfer agent fees                                                        31
Administrative fees                                                        26
Accounting fees                                                            25
Amortization of organization expenses                                      15
Printing and postage                                                       12
Legal and audit fees                                                       11
Trustees' fees                                                              7
Other                                                                      25
                                                                    ---------
   Total expenses                                                         306
Reimbursement of expenses by investment adviser                           (87)
                                                                    ---------
   Net expenses                                                           219
                                                                    ---------
   Net investment loss                                                    (69)
                                                                    ---------

REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS
Net realized losses on investments                                     (5,529)
Net change in unrealized appreciation
   or depreciation on investments                                         403
                                                                    ---------
   Net losses on investments                                           (5,126)
                                                                    ---------
   Net decrease in net assets
     resulting from operations                                      $  (5,195)
                                                                    =========

See accompanying Notes to Financial Statements.

STEIN ROE ADVISOR YOUNG INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
(ALL AMOUNTS IN THOUSANDS)

                                               YEAR ENDED      PERIOD ENDED
                                            SEPTEMBER 30,     SEPTEMBER 30,
                                                     1998          1997 (a)
---------------------------------------------------------------------------
OPERATIONS
Net investment loss                              $    (69)       $   --
Net realized losses on investments                 (5,529)             (9)
Net change in unrealized
   appreciation or depreciation
   on investments                                     403              24
                                                 --------        --------
   Net increase (decrease) in
   net assets resulting
   from operations                                 (5,195)             15
                                                 --------        --------

SHARE TRANSACTIONS
Subscriptions to fund shares - Class A             44,021            --
Redemptions of fund shares - Class A               (2,011)           --
                                                 --------        --------
                                                   42,010            --
                                                 --------        --------
Subscriptions to fund shares - Class K                291             101
Redemptions of fund shares - Class K                  (48)           --
                                                 --------        --------
                                                      243             101
                                                 --------        --------
   Net increase from share transactions            42,253             101
                                                 --------        --------
   Net increase in net assets                      37,058             116

TOTAL NET ASSETS
Beginning of period                                   116            --
                                                 --------        --------
End of period                                    $ 37,174        $    116
                                                 ========        ========

UNDISTRIBUTED NET INVESTMENT
INCOME AT END OF PERIOD                          $   --          $   --
                                                 ========        ========

(a) From commencement of operations on February 14, 1997.

See accompanying Notes to Financial Statements.

SR&F GROWTH INVESTOR PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998
(ALL AMOUNTS IN THOUSANDS)

ASSETS
Investments, at market value
   (cost $655,199)                                                  $ 727,843
Dividends receivable                                                      743
Cash                                                                        3
                                                                    ---------
   Total assets                                                       728,589
                                                                    ---------

LIABILITIES
Payable for investments purchased                                       5,510
Payable to investment adviser                                             351
Other liabilities                                                          58
                                                                    ---------
   Total liabilities                                                    5,919
                                                                    ---------
   Net assets applicable to investors'
      beneficial interest                                           $ 722,670
                                                                    =========

See accompanying Notes to Financial Statements.

SR&F GROWTH INVESTOR PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1998
(ALL AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
Dividends                                                           $   4,335
Interest                                                                2,259
                                                                    ---------
   Total investment income                                              6,594
                                                                    ---------
EXPENSES
Management fees                                                         3,758
Accounting fees                                                            40
Trustees' fees                                                             22
Audit and legal fees                                                       22
Custodian fees                                                             11
Other                                                                      82
                                                                    ---------
   Total expenses                                                       3,935
                                                                    ---------
   Net investment income                                                2,659
                                                                    ---------
REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS
Net realized gains on investments                                      12,629
Net change in unrealized appreciation
   or depreciation on investments                                     (30,644)
                                                                    ---------
   Net losses on investments                                          (18,015)
                                                                    ---------
   Net decrease in net assets resulting
   from operations                                                  $ (15,356)
                                                                    =========

See accompanying Notes to Financial Statements.

SR&F GROWTH INVESTOR PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
(ALL AMOUNTS IN THOUSANDS)
                                               YEAR ENDED    PERIOD ENDED
                                            SEPTEMBER 30,   SEPTEMBER 30,
                                                     1998        1997 (a)
                                                 --------        --------
OPERATIONS
Net investment income                            $  2,659        $  1,418
Net realized gains on investments                  12,629           5,460
Net change in unrealized
   appreciation or depreciation
   on investments                                 (30,644)         61,915
                                                 --------        --------
   Net increase (decrease) in
   net assets resulting from
   operations                                     (15,356)         68,793
                                                 --------        --------
TRANSACTIONS IN INVESTORS'
BENEFICIAL INTEREST
Contributions                                     389,527         452,937
Withdrawals                                      (127,041)        (46,190)
                                                 --------        --------
   Net increase from transactions
   in investors' beneficial interest              262,486         406,747
                                                 --------        --------
   Net increase in net assets                     247,130         475,540
TOTAL NET ASSETS
Beginning of period                               475,540            --
                                                 --------        --------
End of period                                    $722,670        $475,540
                                                 ========        ========

(a) From commencement of operations on February 3, 1997.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

(ALL AMOUNTS, EXCEPT PER-SHARE AMOUNTS, IN THOUSANDS)

NOTE 1. ORGANIZATION

Stein Roe Advisor Young Investor Fund (the "Fund") is a multi-class series of Stein Roe Advisor Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Growth Investor Portfolio (the "Portfolio"), which seeks to achieve long-term capital appreciation by investing primarily in common stocks and other equity-type securities that are believed to have long-term appreciation potential. The Fund also has an educational objective to teach investors, especially young people, about basic economic principles and personal finance through a variety of educational materials prepared and paid for by the Fund. The Fund currently offers two classes of shares at net asset value: Class A and Class K. Class A shares are subject to a maximum contingent deferred sales charge of 2.00 percent on redemptions made within three years of purchase. The Fund commenced offering Class A shares on January 26, 1998.

The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations February 3, 1997. At commencement, Stein Roe Young Investor Fund contributed $292,104 in securities and other assets in exchange for beneficial ownership of the Portfolio. At February 14, 1997, Stein Roe Advisor Young Investor Fund contributed cash of $100. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on their respective percentage of ownership. At September 30, 1998, Stein Roe Young Investor Fund and Stein Roe Advisor Young Investor Fund owned 94.9 percent and 5.1 percent, respectively, of the Portfolio.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following summarizes the significant accounting policies of the Fund and Portfolio. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Certain prior-year amounts have been reclassified to conform to current-year presentation.

SECURITY VALUATIONS

All securities are valued as of September 30, 1998, the last business day of the period. Securities traded on national securities exchanges are valued at the last reported sales price or, if there are no sales, at the latest bid quotation. Each over-the-counter security for which the last sale price is available from NASDAQ is valued at that price. All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Interest income includes discount accretion on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

MULTI-CLASS ALLOCATIONS

All income, expenses (other than transfer agent fees and 12b-1 distribution and services fees), realized and unrealized gains and losses are allocated to each class proportionately based on their net assets on a daily basis for purposes of determining the per-share net asset value of each class.

FEDERAL INCOME TAXES

No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on their respective percentages of ownership.

The Fund intends to utilize provisions of the federal income tax law, which allow the fund to carry a realized capital loss forward up to eight years following the year of the loss, and offset such losses against any future realized gains. At September 30, 1998, the Fund had a capital loss carryforward of $5,538, which expires in 2005 and 2006.

DISTRIBUTION TO SHAREHOLDERS

The Fund declares and pays dividends of any net investment income and net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently from generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

NOTE 3. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio pays a monthly management fee and the Fund pays a monthly administrative fee to Stein Roe & Farnham Incorporated (the "Adviser"), an indirect, wholly-owned subsidiary of Liberty Financial Companies, Inc. ("Liberty"), for its services as investment adviser and manager.

The management fee for the Portfolio is computed at an annual rate of .60 of 1 percent of average daily net assets up to $500 million, .55 of 1 percent of the next $500 million, and .50 of 1 percent thereafter. The administrative fee for the Fund is computed at an annual rate of .20 of 1 percent of average daily net assets up to $500 million, .15 of 1 percent of the next $500 million, and .125 of 1 percent thereafter.

The Adviser also provides fund accounting services. For the year ended September 30, 1998, the Fund and Portfolio incurred charges of $25 and $40, respectively.

The Adviser has agreed to reimburse the fund to the extent that its annual expenses exceed 1.65 percent of average daily net assets for Class A shares and
1.50 percent of average daily net assets for Class K shares through January 31, 2000, subject to earlier termination by the Adviser on 30 days notice.

Shares of the Fund are distributed by Liberty Funds Distributor, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of Liberty. The trustees of the Trust have adopted a plan of distribution and service pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for the personal service and/or maintenance of shareholder accounts, the Distributor receives from the Fund a service fee at an annual rate not to exceed 0.25 percent of average daily net assets attributed to Class A shares. The Plan also provides that, as compensation for expenses related to the promotion and distribution of Fund shares, the Distributor receives a distribution fee at an annual rate not to exceed 0.10 percent of average daily net assets for Class A shares. The Plan further provides that, as compensation for services and/or distribution, the Distributor receives a fee at an annual rate not to exceed 0.25 percent of average daily net assets for Class K shares. The Distributor currently limits the Class A annual distribution fee to 0.05 percent of average daily net assets, subject to termination at any time without shareholder approval. For the period ended September 30, 1998, the Fund incurred 12b-1 distribution and service charges of $39 and $1 for Class A and Class K shares, respectively.

Transfer agent fees are paid to Liberty Funds Services, Inc. ("LFS"), an indirect, wholly-owned subsidiary of Liberty. Prior to October 15, 1997, transfer agent fees were paid to SteinRoe Services Inc., a direct, wholly-owned subsidiary of Liberty. Transfer agent fees for Class A shares are computed at an annual rate of 0.236 percent of average daily net assets. Transfer agent fees for Class K shares are computed at an annual rate of 0.30 percent of average daily net assets. For the period ended September 30, 1998, the Fund incurred transfer agent charges of $30 and $1 for Class A and Class K shares, respectively.

Certain officers and trustees of the Trust are also officers of the Adviser. The compensation of trustees not affiliated with the Adviser for the Fund and the Portfolio for the period ended September 30, 1998, was $7 and $22, respectively. No remuneration was paid to any other trustee or officer of the Trust.

NOTE 4. SHORT-TERM DEBT

To facilitate portfolio liquidity, the Fund and Portfolio maintain borrowing arrangements under which they can borrow against portfolio securities. Neither the Fund nor the Portfolio had borrowings during the year ended September 30, 1998.

NOTE 5. INVESTMENT TRANSACTIONS

The Portfolio's aggregate cost of purchases and proceeds from sales other than short-term obligations for the year ended September 30, 1998, were $483,340 and $263,465, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

The following table summarizes Fund share activity during the reporting period:

                                             PERIOD ENDED
                                            SEPTEMBER 30,
CLASS A SHARES                                   1998 (a)
----------------------------------------------------------
Subscriptions to fund shares                        3,406
Redemptions of fund shares                           (161)
                                                 --------
Net increase in fund shares                         3,245
                                                 ========

                                               YEAR ENDED    PERIOD ENDED
                                            SEPTEMBER 30,   SEPTEMBER 30,
CLASS K SHARES                                       1998        1997 (b)
--------------------------------------------------------------------------
Subscriptions to fund shares                           23              10
Redemptions of fund shares                             (4)           --
                                                 --------        --------
Net increase in fund shares                            19              10
                                                 ========        ========

(a) From commencement of multi-class offering on January 26, 1998.
(b) From commencement of operations on February 14, 1997.

FINANCIAL HIGHLIGHTS

STEIN ROE ADVISOR YOUNG INVESTOR FUND

Selected per-share data (for a share outstanding throughout the period), ratios and supplemental data.
                                                                PERIOD ENDED
                                                               SEPTEMBER 30,
CLASS A                                                             1998 (a)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $   11.67
                                                                  ---------
Income From Investment Operations
  Net investment loss                                                 (0.02)
   Net realized and unrealized losses on investments                  (0.30)
                                                                  ---------
      Total from investment operations                                (0.32)
                                                                  ---------
Net Asset Value, End of Period                                    $   11.35
                                                                  =========
Ratio of net expenses to average net assets (b)                        1.65%(d)
Ratio of net investment loss to
   average net assets (c)                                             (0.52%)(d)
Total return (c)                                                      (2.74%)
Net assets, end of period (000's)                                 $  36,843

(a) From commencement of multi-class offering on January 26, 1998.
(b) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 2.02 percent for the period ended September 30, 1998. (c) Computed giving effect to the investment adviser's expense limitation undertaking.
(d) Annualized.

FINANCIAL HIGHLIGHTS

STEIN ROE ADVISOR YOUNG INVESTOR FUND

Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.

                                               YEAR ENDED    PERIOD ENDED
                                            SEPTEMBER 30,   SEPTEMBER 30,
                                                     1998        1997 (a)
                                            -------------   -------------
CLASS K
NET ASSET VALUE,
BEGINNING OF PERIOD                              $  11.49        $  10.00
                                                 --------        --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment loss                              (0.03)          (0.02)
   Net realized and unrealized
      gains (losses) on investments                 (0.04)           1.51
                                                 --------        --------
      Total from investment operations              (0.07)           1.49
                                                 --------        --------

DISTRIBUTIONS
   Net investment income                            (0.01)           --
                                                 --------        --------
NET ASSET VALUE, END OF PERIOD                   $  11.41        $  11.49
                                                 ========        ========

Ratio of net expenses to average
   net assets (b)                                    1.50%(d)        1.50%(d)
Ratio of net investment income to
   average net assets (c)                           (0.48%)(d)      (0.24%)(d)
Total return (c)                                    (0.62%)         14.90%
Net assets, end of period (000's)                $    331        $    116

(a) From commencement of operations on February 14, 1997.
(b) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 20.42 percent for the year ended September 30, 1998, and 89.45 percent for the period ended September 30, 1997.
(c) Computed giving effect to the investment adviser's expense limitation undertaking.
(d) Annualized

FINANCIAL HIGHLIGHTS
SR&F GROWTH INVESTOR PORTFOLIO

                                               YEAR ENDED       PERIOD ENDED
                                            SEPTEMBER 30,      SEPTEMBER 30,
                                                     1998            1997(a)
                                            -------------      -------------
Ratio of net expenses to
   average net assets                                0.62%           0.63%(b)
Ratio of net investment income
   to average net assets                             0.42%           0.54%(b)
Portfolio turnover rate                                45%             38%

(a) From commencement of operations on February 3, 1997.
(b) Annualized

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Trustees and Shareholders of:

Stein Roe Advisor Young Investor Fund
SR&F Growth Investor Portfolio

We have audited the accompanying statement of assets and liabilities of Stein Roe Advisor Young Investor Fund and the accompanying statement of assets and liabilities, including the portfolio of investments, of SR&F Growth Investor Portfolio as of September 30, 1998, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's and Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures for the SR&F Growth Investor Portfolio included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian and brokers. As to securities purchased but not received, we requested confirmation from brokers and, when replies were not received, we carried out alternative auditing procedures. An audit also includes assessing the estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly the financial position of the Stein Roe Advisor Young Investor Fund and SR&F Growth Investor Portfolio at September 30, 1998, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Chicago, Illinois
November 6, 1998

ACTIVITY PAGES
PUZZLES AND GAMES
(AGES THREE TO FIVE)

KEEP MONEY IN A SAFE PLACE AT HOME

Connect the dots and see a good place to keep your money.

[graphic omitted]


color me

WHAT DOESN'T BELONG?

Put an "X" on the thing that's not like the others in each picture.

1.  [graphic omitted]


2.  [graphic omitted]

3.  [graphic omitted]

BONUS: How much money
does this add up to? ________

Answers: 1. Pumpkin. 2. Leaf. 3. Car. All the other objects are different types of money. Bonus: $1.60 color me


PUZZLES AND GAMES
(AGES SIX TO EIGHT)

REBUS PUZZLES
              A rebus puzzle uses pictures and words to make another word or phrase. Can you figure out these famous sayings about money?

[graphic omitted]
1.  (your answer)

[graphic omitted]
2.  (your answer)

[graphic omitted]
3.  (your answer)

Answers: 1. A fool and his money are soon parted. 2. Money doesn't grow on trees. 3. A penny saved is a penny earned.

color me

INVESTMENTS ARE A-MAZE-ING
Saving for things can take a little time, or a long time. Can you find your way to a new bike? Can you find your way to college?

[graphic omitted]

color me

PUZZLES AND GAMES
(AGES NINE TO 12)

NAME THE EXCHANGE
The world has many stock markets. In most countries they are called exchanges, because that's where brokers (the people whose job it is to buy and sell stocks for their customers) exchange stocks. How much do you know about them? Try to match the descriptions on the left to the answers on the right.

[graphic omitted]

1. The world's oldest stock exchange   A. New York Stock Exchange (NYSE)
2. The biggest U.S. stock exchange     B. Over-the-counter (OTC) market
3. The other exchange in New York      C. Nikkei
4. Japan's largest exchange            D. American Stock Exchange (Amex)
5. Where most U.S. stocks are traded   E. London Stock Exchange

Answers: 1. E. 2. A. 3. D. 4. C. 5. B. Most U.S. stocks are traded on the over-the-counter (OTC) market, an organized network in which brokers use computers to track stock prices and trade stocks with other brokers by telephone, instead of in person on an exchange floor. The Nasdaq stock market is an example of an over-the-counter market.

BRAINTEASER

In each blank below, write the letter representing the person pictured on that bill. (If you need help, check the web site for the U.S. Treasury Department at www.ustreas.gov.)

[graphic omitted]

     BILL AMOUNT            PERSON FEATURED
     $1       _____         a)  Grover Cleveland
     $2       _____         b)  Thomas Jefferson
     $5       _____         c)  Abraham Lincoln
     $10      _____         d)  Benjamin Franklin
     $20      _____         e)  Ulysses Grant
     $50      _____         f)  William McKinley
     $100     _____         g)  George Washington
     $500     _____         h)  Andrew Jackson
     $1,000   _____         i)  Alexander Hamilton


Answers: $1 (g). $2 (b). $5 (c). $10 (i). $20 (h). $50 (e). $100 (d). $500
 (f). $1,000 (a).

V R N I N W V S A F L B H J X O T P K
P N O I T A C I F I S R E V I D N I W
R A E B D M U T U A L F U N D R Z O A
O U S W Y R S S T H A N T O E B U L L
S U T N T N T E K S E B U G J O B U L
P R D M I N O R N M O K A Y K N Z R S
E S H M R V D M L E H N Q A I D E D T
C N N I U D I B C V A O P R W S N S R
T D T W C D A C V M C C E J A N G T E
U N K E E N N M O M V V N J E D O O E
S O C R S R B I J S O N X G L O F T T
T L J O D M L O P L I M J D N C W A S
O O E Q E O I C A H O R B E A S P L D
C A C A F J S T S I D M R I S K T R L
K D T T E K I M L T J S Q N D O P E W
S N R J F L A O R O C Q R P A T B T S
K O V S I S F X E I W U Y O Q V C U K
P D E T E U L A V T E S S A T E N R F
G P Y O U N G I N V E S T O R F U N D

INVESTING INSIGHT
   How's your investing knowledge? Words hidden in the puzzle can go forward, backward, up, down or diagonally. If you still need help after reading them, ask an adult to help, or give us a call at 1-800-426-3750.

    BEAR             WALL STREET               MUTUAL FUND
   STOCKS               BOND               PORTFOLIO MANAGER
 TOTAL RETURN         SECURITY                 PROSPECTUS
   MINOR          NET ASSET VALUE                 RISK
  NO LOAD              NASDAQ                  VOLATILITY
 CUSTODIAN             BULL                YOUNG INVESTOR FUND

TRUSTEES
   THOMAS W. BUTCH
   President, Mutual Fund Division and Director,
   Stein Roe & Farnham Incorporated

   WILLIAM W. BOYD
   Chairman and Director, Sterling Plumbing
   Group Inc.

   LINDSAY COOK
   Senior Vice President, Liberty Financial
   Companies, Inc.

   DOUGLAS A. HACKER
   Senior Vice President and Chief Financial
   Officer, United Airlines

   JANET LANGFORD KELLY
   Senior Vice President, Secretary and General
   Counsel, Sara Lee Corporation

   CHARLES R. NELSON
   Van Voorhis Professor of Political Economy,
   University of Washington

   THOMAS C. THEOBALD
   Managing Partner, William Blair Capital Partners

IMPORTANT INFORMATION ABOUT THIS REPORT
  The Transfer Agent for Stein Roe Advisor Young Investor Fund is:

  Liberty Funds Services, Inc.
  P.O. Box 1722
  Boston, MA 02105-1722
  1-800-345-6611

  The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Stein Roe Advisor Young Investor Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and the most recent copy of Liberty Funds Distributor's Performance Update.

[graphic omitted]

OUR "FAMILY" OF MUTUAL FUNDS
    Stein Roe Advisor Young Investor Fund is part of a family of funds distributed by Liberty Funds Distributor, Inc. Liberty offers a wide spectrum of funds, from conservative tax-free bonds to more aggressive international funds. Each fund within the Liberty family follows a consistent investment style and adheres to its stated investment objective. For more information on Liberty-distributed funds, including Colonial, Crabbe Huson, Newport and Stein Roe Advisor funds please consult your investment advisor or call 1-800-426-3750.

STEIN ROE ADVISOR YOUNG INVESTOR(SM) FUND ANNUAL REPORT - SEPTEMBER 30, 1998

[logo]  L I B E R T Y
COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR             -------------
                                                                    BULK RATE
Liberty Funds Distributor, Inc. (C)1998                            U.S. POSTAGE
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750            PAID
Visit us at www.libertyfunds.com                                  Holliston, MA
                                                                  PERMIT NO. 20
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                                                 YI-02/092G-1098 (11/98) 98/1251